Earnings Per Share Information (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Calculation of earnings per share
	2014		2013		2012
(In millions; per-share amounts in dollars)	Diluted	Basic	Diluted	Basic	Diluted	Basic

Amounts attributable to the Company:
Consolidated
Earnings from continuing operations attributable to
common shareowners for per-share calculation(a)(b)	$14,323	$14,322	$13,423	$13,435	$13,797	$13,796
Earnings (loss) from discontinued operations
for per-share calculation(a)(b)	891	891	(406)	(394)	(173)	(173)
Net earnings attributable to GE common
shareowners for per-share calculation(a)(b)	$15,213	$15,212	$13,028	$13,040	$13,622	$13,622

Average equivalent shares
Shares of GE common stock outstanding	10,045	10,045	10,222	10,222	10,523	10,523
Employee compensation-related shares (including
stock options) and warrants	78	-	67	-	41	-
Total average equivalent shares	10,123	10,045	10,289	10,222	10,564	10,523

Per-share amounts
Earnings from continuing operations	$1.41	$1.43	$1.30	$1.31	$1.31	$1.31
Earnings (loss) from discontinued operations	0.09	0.09	(0.04)	(0.04)	(0.02)	(0.02)
Net earnings	1.50	1.51	1.27	1.28	1.29	1.29

Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and, therefore, are included in the computation of earnings per share pursuant to the two-class method. Application of this treatment has an insignificant effect.

  Included an insignificant amount of dividend equivalents in each of the three years presented.
  Included in 2013 is a dilutive adjustment for the change in income for forward purchase contracts that may be settled in stock.